Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012
Income Taxes [Line Items]
Net operating loss carry forwards	$ 1.69